N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Apr. 03, 2026
Amendment Flag	false
C000055031 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MML Barings Core Bond Fund – Class R5* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)	0.43%	3.77%	0.44%	1.73%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund High Yield Bond	MML Barings High Yield Fund – Class R5* (Effective February 1, 2026, MassMutual High Yield Fund was renamed MML Barings High Yield Fund)	0.65%	9.52%	4.36%	5.30%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MML Barings Core Bond Fund – Class R5* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)	0.43%	3.77%	0.44%	1.73%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund High Yield Bond	MML Barings High Yield Fund – Class R5* (Effective February 1, 2026, MassMutual High Yield Fund was renamed MML Barings High Yield Fund)	0.65%	9.52%	4.36%	5.30%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055031 [Member] | C000010546 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MML Barings Core Bond Fund – Class R5* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.77%
Average Annual Total Returns, 5 Years [Percent]	0.44%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000055031 [Member] | C000010487 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	MML Barings High Yield Fund – Class R5* (Effective February 1, 2026, MassMutual High Yield Fund was renamed MML Barings High Yield Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	9.52%
Average Annual Total Returns, 5 Years [Percent]	4.36%
Average Annual Total Returns, 10 Years [Percent]	5.30%
C000055031 [Member] | C000137077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.71%